Segregated Funds - Summary of Changes in Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net policyholder cash flow
Deposits from policyholders	$ 42,427	$ 44,548
Net transfers to general fund	(1,267)	(732)
Payments to policyholders	(46,333)	(52,182)
Net policyholder cash flow	(5,173)	(8,366)
Investment related
Interest and dividends	21,900	24,092
Net realized and unrealized investment gains (losses)	(78,017)	21,549
Investment related	(56,117)	45,641
Other
Management and administration fees	(3,886)	(4,115)
Impact of changes in foreign exchange rates	13,913	(773)
Other	10,027	(4,888)
Net additions	(51,263)	32,387
Segregated funds net assets, beginning of year	400,196	367,809
Segregated funds net assets, end of year	$ 348,933	$ 400,196